Events After the End of the Reporting Period - Additional Information (Details) - USD ($)	Feb. 11, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Liabilities to credit institutions balance		$ 121,973,000	$ 120,305,000
Amendments to Sustainable Revolving Credit Facility Agreement and Term Loan B Credit Agreement
Disclosure of non-adjusting events after reporting period [line items]
Limitations on draw down facilities relating with covenants	$ 0
Amendments to Sustainable Revolving Credit Facility Agreement and Term Loan B Credit Agreement | Top of Range
Disclosure of non-adjusting events after reporting period [line items]
Last four quarters consolidated group EBITDA	0
Amendments to Sustainable Revolving Credit Facility Agreement and Term Loan B Credit Agreement | Existing Facility | Bottom of Range
Disclosure of non-adjusting events after reporting period [line items]
Last four quarters consolidated group EBITDA	$ 75,000,000